Schedule of future minimum payments for operating leases (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024
Lease
Remainder of 2025	$ 162
2026	1
Thereafter
Total lease payments	163
Less: imputed interest	(3)
Total operating lease liabilities	$ 160	$ 572